Note 6 - Net Sales - Reconciliation Between Gross Sales and Net Sales (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Gross sales and/or services	R$ 110,162.7	R$ 85,221.2	R$ 76,286.6
Excise duty	(22,052.6)	(18,259.7)	(16,431.3)
Discounts	(15,255.8)	(8,582.5)	(7,850.2)
Total	R$ 72,854.3	R$ 58,379.0	R$ 52,005.1